Retirement Plans and Postretirement Costs (Details) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Total	$ 18,148	$ 18,750	$ 24,518
Pension and SERP Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Net actuarial loss	16,515
Total	16,515
Postretirement
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service credit	(294)
Net actuarial loss	1,927
Total	$ 1,633